Investment Portfolio - March 31, 2024

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 19.3%

Non-Convertible Corporate Bonds- 19.3%
Communication Services - 2.9%
Entertainment - 0.8%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,560,000	$2,396,302

Interactive Media & Services - 2.1%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,120,000	6,767,771
Total Communication Services		9,164,073

Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,310,000	1,089,046
(China), 4.00%, 12/6/2037	3,440,000	2,988,469
Amazon.com, Inc., 3.30%, 4/13/2027	1,000,000	962,044
Total Consumer Discretionary		5,039,559

Consumer Staples - 0.9%
Beverages - 0.9%
PepsiCo, Inc., 3.90%, 7/18/2032	3,110,000	2,947,188

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	2,300,000	2,539,570
Energy Transfer LP,
7.375%, 2/1/2031[2]	1,550,000	1,624,701
6.50%, 2/1/2042	2,280,000	2,422,977
Total Energy		6,587,248

Financials - 4.9%
Banks - 2.7%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	2,790,000	2,360,256
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,670,000	2,453,110
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	4,000,000	3,868,689
		8,682,055
Consumer Finance - 1.0%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.905%), 5.70%, 2/1/2030[3]	3,180,000	3,206,724

Insurance - 1.2%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	795,000	791,001
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	795,000	789,264
New York Life Global Funding, 4.70%, 1/29/2029[2]	795,000	786,709
	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	1,560,000	$1,557,598
		3,924,572
Total Financials		15,813,351

Industrials - 1.6%
Ground Transportation - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,570,000	1,559,088
Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,970,000	1,784,552
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,800,000	1,692,666
		3,477,218
Total Industrials		5,036,306

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
QUALCOMM, Inc., 5.40%, 5/20/2033	2,920,000	3,065,567

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,804,124	1,707,059

Real Estate - 2.2%
Retail REITs - 1.5%
Simon Property Group LP,
2.25%, 1/15/2032	1,415,000	1,158,218
2.65%, 2/1/2032	4,285,000	3,614,090
		4,772,308
Specialized REITs - 0.7%
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,325,000	2,382,948
Total Real Estate		7,155,256

Utilities - 1.6%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,560,000	1,649,350

Independent Power and Renewable Electricity Producers - 1.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	3,170,000	3,324,758
Total Utilities		4,974,108
TOTAL CORPORATE BONDS
(Identified Cost $64,734,537)		61,489,715

Investment Portfolio - March 31, 2024

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES - 8.2%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,229,734	$1,150,531
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,096	1,365,281
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	1,459,827
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	364,161	326,880
CoreVest American Finance Trust,
Series 2020-3, Class A, 1.358%, 8/15/2053[2]	518,942	484,936
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,191,587
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	1,122,923
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,560,306
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,314,426	1,081,297
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,566,739
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	499,804	498,280
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	607,509	606,365
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	345,263	335,384
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,648,875	2,530,658
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,600,000	2,620,265
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,552,328	1,499,535
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,174,887	1,187,455
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	1,203,857	1,205,693
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	314,240	288,811
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50%, 10/25/2056[2,4]	3,930	3,913
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,4]	1,494	1,488
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.444%, 10/25/2048[2,5]	76,470	77,590
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	$2,130,797
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $27,751,584)		26,296,541

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,4]	1,273,800	1,134,281
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,4]	14,239	13,542
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,4]	819,613	661,472
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, 3.483%, 8/25/2043[2,4]	171,966	155,856
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,4]	169,252	148,416
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,4]	51,544	44,487
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,4]	30,750	25,606
Fannie Mae REMICS, Series 2018-13, Class PA, 3.00%, 3/25/2048	1,588,560	1,388,114
Series 2018-31, Class KP, 3.50%, 7/25/2047	11,267	10,962
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,147,099	952,144
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,308,809	1,116,508
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	51,365	46,512
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,4]	486,830	414,117
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,5]	1,556,020	1,438,123
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,4]	1,172,224	1,032,096
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,4]	1,148,348	989,684
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,4]	1,332,892	1,106,424
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,4]	30,093	28,842
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,4]	15,656	14,188

Investment Portfolio - March 31, 2024

(unaudited)

CORE BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%,
1/25/2054[2,4]	93,271	$86,969
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[2,4]	42,147	39,321
Series 2015-2A, Class A1, 3.75%,
8/25/2055[2,4]	80,499	74,787
Series 2016-4A, Class A1, 3.75%,
11/25/2056[2,4]	74,598	69,259
OBX Trust,
Series 2022-INV1, Class A1, 3.00%,
12/25/2051[2,4]	1,285,467	1,078,448
Series 2024-NQM1, Class A1,
5.928%, 11/25/2063[2,6]	1,564,205	1,564,802
PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate
+ 6.000%), 11.329%, 7/25/2029
(Acquired 07/24/2023, cost
$4,392,949)[5,7]	4,392,949	4,392,291
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[2,4]	603,711	547,682
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%,
4/25/2051[2,4]	1,522,887	1,275,653
Series 2021-INV1, Class A1, 2.50%,
8/25/2051[2,4]	2,443,766	1,980,821
RCKT Mortgage Trust, Series 2021-6,
Class A1, 2.50%, 12/25/2051[2,4]	1,555,930	1,247,944
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%,
4/25/2043[4]	1,382,901	1,178,747
Series 2013-6, Class A2, 3.00%,
5/25/2043[4]	389,777	344,139
Series 2013-7, Class A2, 3.00%,
6/25/2043[4]	29,801	26,045
Series 2013-8, Class A1, 3.00%,
6/25/2043[4]	76,897	68,203
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[2,4]	427,294	396,774
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%,
1/20/2045[2,4]	13,776	12,463
Series 2015-2, Class A11, 3.50%,
2/20/2045[2,4]	406,685	368,268
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $28,440,711)		25,473,990

MUNICIPAL BONDS - 1.1%

Clark County, Public Impt., Series A,
G.O. Bond, 1.15%, 11/1/2026	3,410,000	3,095,203
Hawaii, Series GC, G.O. Bond, 2.682%,
10/1/2038	95,000	73,640

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)

South Carolina Public Service Authority,
Series B, Revenue Bond, 2.329%,
12/1/2028	600,000	$531,164
TOTAL MUNICIPAL BONDS
(Identified Cost $4,108,315)		3,700,007

U.S. TREASURY SECURITIES - 38.6%

U.S. Treasury Bonds - 18.1%
U.S. Treasury Bond
2.375%, 2/15/2042	26,666,000	19,866,170
3.00%, 5/15/2047	26,353,000	20,732,399
3.625%, 2/15/2053	14,222,000	12,513,138
U.S. Treasury Inflation Indexed Bond,
2.375%, 1/15/2027	4,672,195	4,711,563
Total U.S. Treasury Bonds
(Identified Cost $61,640,810)		57,823,270

U.S. Treasury Notes - 20.5%
U.S. Treasury Inflation Indexed Note,
0.125%, 1/15/2031	5,426,292	4,835,639
U.S. Treasury Note
2.25%, 11/15/2025	15,122,000	14,528,934
2.25%, 11/15/2027	13,424,000	12,492,710
3.125%, 11/15/2028	10,090,000	9,616,243
1.75%, 11/15/2029	5,415,000	4,770,700
1.375%, 11/15/2031	7,786,000	6,366,271
4.125%, 11/15/2032	12,789,000	12,715,064
Total U.S. Treasury Notes
(Identified Cost $65,934,279)		65,325,561
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $127,575,089)		123,148,831

U.S. GOVERNMENT AGENCIES - 23.3%

Mortgage-Backed Securities - 23.3%
Fannie Mae
Pool #AD0462, UMBS, 5.50%,
10/1/2024	69	69
Pool #MA3463, UMBS, 4.00%,
9/1/2033	80,484	78,525
Pool #MA1834, UMBS, 4.50%,
2/1/2034	24,579	24,226
Pool #FM1158, UMBS, 3.50%,
6/1/2034	288,428	275,686
Pool #MA2587, UMBS, 3.50%,
4/1/2036	165,609	156,826
Pool #MA3215, UMBS, 3.50%,
12/1/2037	538,098	508,406
Pool #FM2568, UMBS, 3.00%,
5/1/2038	368,166	341,586
Pool #995876, UMBS, 6.00%,
11/1/2038	49,936	52,174
Pool #MA4203, UMBS, 2.50%,
12/1/2040	2,455,055	2,149,776

Investment Portfolio - March 31, 2024

(unaudited)

CORE BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AI5172, UMBS, 4.00%,
8/1/2041	33,924	$32,381
Pool #AH3858, UMBS, 4.50%,
8/1/2041	133,660	131,002
Pool #MA4633, UMBS, 3.50%,
6/1/2042	1,879,051	1,732,704
Pool #MA4687, UMBS, 4.00%,
6/1/2042	2,649,813	2,508,308
Pool #FS4616, UMBS, 5.00%,
5/1/2043	4,451,883	4,425,395
Pool #AL7729, UMBS, 4.00%,
6/1/2043	42,966	41,012
Pool #AX1685, UMBS, 3.50%,
11/1/2044	418,940	386,511
Pool #AS4103, UMBS, 4.50%,
12/1/2044	113,217	110,637
Pool #AY8604, UMBS, 3.50%,
4/1/2045	60,122	55,071
Pool #BC6764, UMBS, 3.50%,
4/1/2046	27,130	24,787
Pool #BC8677, UMBS, 4.00%,
5/1/2046	19,261	18,201
Pool #BD1191, UMBS, 3.50%,
1/1/2047	169,936	155,262
Pool #BE7845, UMBS, 4.50%,
2/1/2047	28,555	27,772
Pool #MA3007, UMBS, 3.00%,
4/1/2047	635,550	560,701
Pool #FM2232, UMBS, 4.00%,
6/1/2048	91,073	85,850
Pool #AL8674, 5.644%, 1/1/2049	217,283	224,012
Pool #FS1179, UMBS, 3.50%,
12/1/2049	2,493,101	2,272,447
Pool #CA5518, UMBS, 3.00%,
4/1/2050	4,353,643	3,810,172
Pool #MA4020, UMBS, 3.00%,
5/1/2050	4,260,476	3,714,310
Pool #FS4339, UMBS, 3.00%,
12/1/2050	2,737,815	2,397,442
Pool #FS4511, UMBS, 4.00%,
8/1/2051	3,994,003	3,753,825
Pool #FS2696, UMBS, 3.00%,
12/1/2051	2,443,430	2,130,198
Pool #FS2998, UMBS, 3.50%,
4/1/2052	4,271,733	3,871,947
Pool #FS4925, UMBS, 3.50%,
4/1/2052	3,184,363	2,886,343
Pool #MA4600, UMBS, 3.50%,
5/1/2052	2,855,977	2,561,423
Pool #MA4644, UMBS, 4.00%,
5/1/2052	2,767,223	2,564,643
Pool #MA4733, UMBS, 4.50%,
9/1/2052	2,413,736	2,302,817
Pool #MA4807, UMBS, 5.50%,
11/1/2052	4,495,878	4,481,799

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	38,730	$38,269
Pool #C91746, 4.50%, 12/1/2033	29,904	29,511
Pool #C91771, 4.50%, 6/1/2034	39,780	39,261
Pool #C91780, 4.50%, 7/1/2034	46,478	45,867
Pool #QN0349, UMBS, 3.00%,
8/1/2034	326,072	306,166
Pool #C91832, 3.50%, 6/1/2035	181,063	172,213
Pool #G08268, 5.00%, 5/1/2038	244,093	245,294
Pool #G05900, 6.00%, 3/1/2040	17,006	17,791
Pool #A92889, 4.50%, 7/1/2040	95,142	93,473
Pool #A93451, 4.50%, 8/1/2040	278,451	273,566
Pool #G60513, 5.00%, 7/1/2041	236,896	238,229
Pool #G60071, 4.50%, 7/1/2042	96,913	95,213
Pool #RB5188, UMBS, 4.00%,
10/1/2042	3,333,459	3,155,446
Pool #Q17513, 3.50%, 4/1/2043	60,888	56,326
Pool #Q37857, 4.00%, 12/1/2045	210,718	199,797
Pool #G60855, 4.50%, 12/1/2045	88,270	86,368
Pool #Q38388, 4.00%, 1/1/2046	205,187	194,494
Pool #Q47544, 4.00%, 3/1/2047	204,125	192,847
Pool #Q47130, 4.50%, 4/1/2047	24,762	24,063
Pool #G08786, 4.50%, 10/1/2047	63,803	62,002
Pool #SD8044, UMBS, 3.00%,
2/1/2050	2,648,354	2,312,240
Pool #SD1129, UMBS, 4.00%,
8/1/2051	2,224,136	2,090,388
Pool #SD8230, UMBS, 4.50%,
6/1/2052	1,525,716	1,456,883
Pool #SD1360, UMBS, 5.50%,
7/1/2052	3,751,374	3,742,765
Pool #SD8276, UMBS, 5.00%,
12/1/2052	1,476,790	1,442,722
Pool #QG6308, UMBS, 6.00%,
7/1/2053	2,235,747	2,265,029
Pool #RJ0062, UMBS, 5.00%,
10/1/2053	3,175,431	3,109,758
Pool #SD4235, UMBS, 6.00%,
11/1/2053	1,537,983	1,561,734
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $76,204,216)		74,401,961

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management,
Institutional Shares, 5.20%[8]
(Identified Cost $4,017,965)	4,017,965	4,017,965
TOTAL INVESTMENTS - 99.8%
(Identified Cost $332,832,417)		318,529,010
OTHER ASSETS, LESS LIABILITIES - 0.2%		684,728
NET ASSETS - 100%		$319,213,738

Investment Portfolio - March 31, 2024

(unaudited)

G.O. Bond - General Obligation Bond

Impt. - Improvement

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $63,763,093, which represented 20.0% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2024.

4Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2024.

5Floating rate security. Rate shown is the rate in effect as of March 31, 2024.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2024.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2024 was $4,392,291, or 1.4% of the Series’ Net Assets.

8Rate shown is the current yield as of March 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$197,550,792	$—	$197,550,792	$—
States and political subdivisions (municipals)	3,700,007	—	3,700,007	—
Corporate debt:
Communication Services	9,164,073	—	9,164,073	—
Consumer Discretionary	5,039,559	—	5,039,559	—
Consumer Staples	2,947,188	—	2,947,188	—
Energy	6,587,248	—	6,587,248	—
Financials	15,813,351	—	15,813,351	—
Industrials	5,036,306	—	5,036,306	—
Information Technology	3,065,567	—	3,065,567	—
Materials	1,707,059	—	1,707,059	—
Real Estate	7,155,256	—	7,155,256	—
Utilities	4,974,108	—	4,974,108	—
Asset-backed securities	26,296,541	—	26,296,541	—

Investment Portfolio - March 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$25,473,990	$—	$25,473,990	$—
Short-Term Investment	4,017,965	4,017,965	—	—
Total assets	$318,529,010	$4,017,965	$314,511,045	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or March 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.